Financing Receivables (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivables on Non-accrual Status
Total Receivables	$ 191	$ 139
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	59	47
Lease receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	25	27
Lease receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	34	21
Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	132	92
Loan receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	40	67
Loan receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	$ 92	$ 25